Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Common Stock
Common Stock

Note 6 – Common Stock

The Company is authorized to issue 30,000,000 shares of $.0001 par value common stock.

On January 17, 2017, the Company issued 16,954 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $8,477.

On February 10, 2017, the Company issued 4,008 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $2,004.

On March 07, 2017, the Company issued 48,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.27 per share, for a total investment of $12,960.

On March 09, 2017, the Company issued 83,333 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.30 per share, for a total investment of $25,000.

On March 09, 2017, the Company issued 7,555 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.27 per share, for a total investment of $2,040.

On March 13, 2017, the Company issued 45,750 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.26 per share, for a total investment of $10,000.

On March 14, 2017, the Company issued 7,263 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $3,631.64.

On March 16, 2017, the Company issued 114,286 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.35 per share, for a total investment of $40,000.

On March 24, 2017, the Company issued 185,714 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.35 per share, for a total investment of $65,000.

On March 24, 2017, the Company issued 1,782 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $890.83.

On May 19, 2017, the Company issued 28,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $14,000.

On June 24, 2017, the Company issued 16,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.63 per share, for a total investment of $10,000.

During the six months ended June 30, 2017, the Company issued 1,038,107 shares of common stock for the conversion of notes payable and accrued interest in the amount of $652,065.

As of June 30, 2017 a total of 12,985,641 shares of common stock issued and outstanding.

Note 6 – Common Stock

The Company is authorized to issue 30,000,000 shares of $.0001 par value common stock. On July 27, 2015, the Company issued 5,880,000 shares of common stock with a par value of $0.0001 to Jennifer Dyer, President, Chief Executive Officer, and 3,920,000 shares to Kiaran Sim, Chief Operating Officer.

On August 05, 2015, the Company issued 50,000 shares of common stock with a par value of $0.0001 to an investor. The Company issued stock at an issuance price of $0.10 per share, for a total investment of $5,000.

On August 05, 2015, the Company issued 50,000 shares of common stock with a par value of $0.0001 to an investor. The Company issued stock at an issuance price of $0.10 per share, for a total investment of $5,000.

On August 05, 2015, the Company issued 100,000 shares of common stock with a par value of $0.0001 to an investor. The Company issued stock at an issuance price of $0.10 per share, for a total investment of $10,000.

On October 25, 2015, the Company issued 125,000 shares of common stock with a par value of $0.0001 to an investor.

During the year ended December 31, 2016, the Company issued 1,263,888 shares of common stock with a par value $0.0001 for services.

As of December 31, 2016, a total of 11,388,888 shares of common stock issued and outstanding.